SEGMENT INFORMATION (Tables)	12 Months Ended
Apr. 30, 2018
Disclosure of operating segments [abstract]
Schedule of net sales per product category
	MAY 1, 2017	MAY 1, 2016	MAY 1, 2015
TSEK	- APR 30, 2018	- APR 30, 2017	- APR 30, 2016
Sales of necessities	162	172	96
Royalty revenues	2,377	-	4,870
Sales of goods	630	-	1,207
Invoiced services	-	-	200
Total	3,169	172	6,373

Schedule of net sales per geographic area
	MAY 1, 2017	MAY 1, 2016	MAY 1, 2015
TSEK	- APR 30, 2018	- APR 30, 2017	- APR 30, 2016
Russia	3,007	-	6,019
Sweden	162	172	125
Other countries	-	-	229
Total	3,169	172	6,373